Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Pension and post-employee benefits, taxes	$ 9		$ (24)	$ (12)	$ (2)
Unrealized losses on marketable equity securities, tax benefit	0	(2)	(15)	10	4
Hedging activities, tax expense	$ 2	$ 2	$ (8)	$ (8)	$ 10